Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Detail)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	61,934,923	60,724,296	61,855,783	60,555,945
Effect of dilutive share options outstanding	1,408,346	1,174,607	1,434,509	1,051,812
Weighted average number of ordinary shares for diluted net income per ordinary share	63,343,269	61,898,903	63,290,292	61,607,757